Share Capital - Narrative (Details) R / shares in Units, R in Millions, $ in Millions		1 Months Ended			12 Months Ended
	Feb. 20, 2019 R / shares shares	Jun. 30, 2020 ZAR (R) R / shares shares	Jul. 31, 2018 ZAR (R) R / shares shares	Jun. 30, 2018 shares	Jun. 30, 2021 ZAR (R) shares	Jun. 30, 2020 shares	Jun. 30, 2021 USD ($) shares	Sep. 30, 2020 ZAR (R)	Sep. 30, 2020 USD ($)
Disclosure of classes of share capital [line items]
Shares issued and fully paid (in shares)		60,278,260		55,055,050
Shares issued price per share (in rand per share) | R / shares		R 57.50
Proceeds from issuing shares | R		R 3,466	R 1,260
Ordinary share capital issued (as a percent)		11.10%
Share issue related cost | R		R 83			R 3
Ownership interest (as a percent)					12.12%
Shares issued relating to exercise of share options (in shares)					12,909,491	3,023,251
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)		1,200,000,000				1,200,000,000	1,200,000,000
Number of shares issued and fully paid (in shares)		603,142,706				603,142,706	616,052,197
Convertible preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)		4,400,000				4,400,000	4,400,000
Number of shares issued and fully paid (in shares)		4,400,000				4,400,000	4,400,000
ARM
Disclosure of classes of share capital [line items]
Shares issued and fully paid (in shares)			11,032,623
Shares issued price per share (in rand per share) | R / shares			R 19.12
Proceeds from issuing shares | R			R 211
Ownership interest (as a percent)			14.29%
Harmony ESOP Trust | Share trust controlled by entity | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)		6,335,629				6,335,629	5,894,081
Harmony Gold Community Trust | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Minimum annual preference dividend (in rand per share) | R / shares	R 2
Ordinary shares issued upon conversion of convertible preference shares (in shares)	1
Harmony Gold Community Trust | Share trust controlled by entity | Convertible preference shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	4,400,000	4,400,000				4,400,000	4,400,000
closing share price [Member]
Disclosure of classes of share capital [line items]
placing price discount percentage		5.40%
30-day volume-weighted average price (VWAP) [Member]
Disclosure of classes of share capital [line items]
placing price discount percentage		3.50%
Mponeng operations and related assets
Disclosure of classes of share capital [line items]
Cash consideration paid							$ 200	R 3,366	$ 200